Financial Risk Management - Schedule of Maturity Profile of Anticipated Future Contractual Cash Flows Carrying Value (Details) $ in Thousands	Jun. 30, 2020 USD ($)
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Total contractual cash flows	$ (176,810)
Carrying amount	(124,286)
Within 1 year [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Total contractual cash flows	(64,993)
Between 1-2 years [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Total contractual cash flows	(38,292)
Between 2-5 years [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Total contractual cash flows	(55,422)
Over 5 years [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Total contractual cash flows	(18,103)
Borrowings
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Total contractual cash flows	(140,638)
Carrying amount	(89,478)
Borrowings | Within 1 year [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Total contractual cash flows	(35,995)
Borrowings | Between 1-2 years [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Total contractual cash flows	(35,915)
Borrowings | Between 2-5 years [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Total contractual cash flows	(51,218)
Borrowings | Over 5 years [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Total contractual cash flows	(17,510)
Trade Payables [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Total contractual cash flows	(24,972)
Carrying amount	(24,972)
Trade Payables [Member] | Within 1 year [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Total contractual cash flows	(24,972)
Lease Liabilities [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Total contractual cash flows	(11,200)
Carrying amount	(9,836)
Lease Liabilities [Member] | Within 1 year [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Total contractual cash flows	(4,026)
Lease Liabilities [Member] | Between 1-2 years [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Total contractual cash flows	(2,377)
Lease Liabilities [Member] | Between 2-5 years [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Total contractual cash flows	(4,204)
Lease Liabilities [Member] | Over 5 years [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Total contractual cash flows	$ (593)